Intangible Assets, Net (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net [Abstract]
Amortization of intangible assets	¥ 10,157	¥ 4,926	¥ 2,915